Financial Instruments (Schedule of Exposure Foreign Currency Risk Non-Hedging Derivative Financial Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Expiration Date Of Financial Instruments	2036	2036
Forward contracts on exchange rates [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency Linkage Receivable	Dollar	Dollar
Currency Linkage Payable Financial Instruments	NIS	NIS
Amount Receivable Financial Instruments	$ 1,097	$ 5,762
Amount Payable Financial Instruments	$ 3,950	$ 21,066
Expiration Date Of Financial Instruments	2025	2024
Fair Value Of Financial Instruments	$ 47	$ (175)
Forward contracts on exchange rates [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency Linkage Receivable	Dollar	Dollar
Currency Linkage Payable Financial Instruments	NIS	NIS
Amount Receivable Financial Instruments	$ 192	$ 2,622
Amount Payable Financial Instruments	$ 691	$ 9,498
Expiration Date Of Financial Instruments	2025	2024
Fair Value Of Financial Instruments	$ 7	$ 4